ASSET ACQUISITION (Details) - USD ($)	Jan. 03, 2024	Jan. 02, 2024	Jan. 01, 2024
Cash	$ 12,752	$ 871	$ 0
Accounts receivable	0	54,259	959
Acquired technology	678,548	1,154,870	5,299,041
Deferred revenue	8,700	0	0
Total assets acquired	700,000	1,210,000	5,300,000
Cash [Member]
Total Consideration paid	0	370,000	500,000
Notes Payable [Member]
Total Consideration paid	125,000	0
Common Share [Member]
Total Consideration paid	0	0	0
Series A Preferred Stock [Member]
Total Consideration paid	$ 575,000	$ 840,000	$ 4,800,000